Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Operating Leases

The Company, through its subsidiaries, leases certain real estate property and equipment under operating lease agreements that expire at various dates between one and seven years. The leases generally require the Company to pay for utilities, insurance, taxes and maintenance. Some leases contain escalation clauses, renewal options and purchase options. There have been no material changes to these lease commitments since March 27, 2020.

Insurance

The Company, through its subsidiaries, utilizes self-insured employee health programs for employees in the United States. The Company records estimated liabilities for its self-insured health programs based on information provided by the third-party plan administrators, historical claims experience and expected costs of claims incurred but not reported. The Company monitors its estimated liabilities on a quarterly basis. As facts change, it may become necessary to make adjustments that could be material to the Company’s unaudited consolidated financial position and results of operations.

Legal proceedings

The Company is subject to various legal proceedings and claims, the outcomes of which are subject to significant uncertainty. The Company records an accrual for legal contingencies when it is determined that it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. In making such determinations, the Company evaluates, among other things, the degree of probability of an unfavorable outcome and, when it is probable that a liability has been incurred, and its ability to make a reasonable estimate of the loss. If the occurrence of liability is probable, the Company will disclose the nature of the contingency, and if estimable, will provide the likely amount of such loss or range of loss. Furthermore, the Company does not believe there are any matters that could have a material adverse effect on financial position, results of operations or cash flows.

Indemnification

From time to time, the Company has agreed to indemnify and hold harmless certain customers for potential allegations of infringement of intellectual property rights and patents arising from the use of its products. To date, the Company has not incurred any costs in connection with such indemnification arrangements; therefore, there was no accrual of such amounts at December 25, 2020 or March 27, 2020.

Environmental Matters

The Company establishes accrued liabilities for environmental matters when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. If the contingency is resolved for an amount greater or less than the accrual, or the Company’s share of the contingency increases or decreases or other assumptions relevant to the development of the estimate were to change, the Company would recognize an additional expense or benefit in the unaudited consolidated statements of operations during the period such determination was made. No environmental accruals were established at December 25, 2020 or March 27, 2020.

15. Commitments and Contingencies

Operating Leases

The Company, through its subsidiaries, leases certain real estate property and equipment under operating lease agreements that expire at various dates between one and seven years. The leases generally require the Company to pay for utilities, insurance, taxes and maintenance. Some leases contain escalation clauses, renewal options and purchase options.

Future minimum lease payments for noncancelable operating leases as of March 27, 2020 are as follows:

2021	$2,426
2022	2,182
2023	2,030
2024	1,879
2025	1,565
Thereafter	4,923

Total	$15,005

Rent expense was $5,022 and $5,456 for the fiscal years ended March 29, 2019 and March 27, 2020, respectively.

The Company enters into noncancelable contractual obligations with suppliers related to the purchase of certain inventory components, equipment and other services that require minimum firm purchase commitments.

Future minimum payments under purchase obligations with suppliers as of March 27, 2020 are as follows:

2021	$67,946
2022	3,039
2023	1,814
2024	62
2025	62
Thereafter	—

Total	$72,923

Insurance

The Company, through its subsidiaries, utilizes self-insured employee health programs for employees in the United States. The Company records estimated liabilities for its self-insured health programs based on information provided by the third-party plan administrators, historical claims experience and expected costs of claims incurred but not reported. The Company monitors its estimated liabilities on a quarterly basis. As facts change, it may become necessary to make adjustments that could be material to the Company’s consolidated financial position and results of operations. Accrued liability related to self-insurance was $1,808 and $1,841 as of March 29, 2019 and March 27, 2020, respectively and it was included in accrued expenses and other current liabilities in the Company’s consolidated balance sheets.

Legal proceedings

The Company is subject to various legal proceedings and claims, the outcomes of which are subject to significant uncertainty. The Company records an accrual for legal contingencies when it is determined that it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. In making such determinations, the Company evaluates, among other things, the degree of probability of an unfavorable outcome and, when it is probable that a liability has been incurred, and the ability to make a reasonable estimate of the loss. If the occurrence of liability is probable, the Company will disclose the nature of the contingency, and if estimable, will provide the likely amount of such loss or range of loss. Furthermore, the Company does not believe there are any matters that could have a material adverse effect on financial position, results of operations or cash flows.

Indemnification

From time to time, the Company has agreed to indemnify and hold harmless certain customers for potential allegations of infringement of intellectual property rights and patents arising from the use of its products. To date, the Company has not incurred any costs in connection with such indemnification arrangements; therefore, there was no accrual of such amounts as of March 29, 2019 or March 27, 2020.

Environmental Matters

The Company establishes accrued liabilities for environmental matters when it is probable that a liability has been incurred, and the amount of the liability can be reasonably estimated. If the contingency is resolved for an amount greater or less than the accrual, or the Company’s share of the contingency increases or decreases or other assumptions relevant to the development of the estimate were to change, the Company would recognize an additional expense or benefit during the period such determination was made. No environmental accruals were established as of March 29, 2019 and March 27, 2020.